OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 8 – OTHER LIABILITIES

Other liabilities consist of the following as of December 31, 2019 and 2018:

	2019	2018

Operating lease liabilities, long term	$131,568	$—
Other	—	45,000
	$131,568	$45,000

The Company reclassified $45,000 from accounts payable and accrued expenses in 2018 to other liabilities.